PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021	Jan. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
PROPERTY AND EQUIPMENT
Depereciation expense			$ 33,000	$ 34,000	$ 91,000	$ 95,000	$ 131,000	$ 344,000
Leasehold improvment value	$ 33,000	$ 192,000
Gain on operating lease	$ 36,000	$ 356,000